Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Columbia Funds Variable Series Trust II
Central Index Key	0001413032
Amendment Flag	false
Document Creation Date	Jan 18, 2013
Document Effective Date	Jan 18, 2013
Prospectus Date	May 1, 2012

Prospectus Supplement — January 18, 2013 to the Prospectus listed below, as supplemented
Variable Portfolio — Partners Small Cap Growth Fund	Prospectus Dated May 1, 2012

The "Principal Investment Strategies of the Fund" in the Summary of the Fund is superseded and replaced as follows:

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included in the Index was $27 million to $4.6 billion as of December 31, 2012. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	cfvst11_SupplementTextBlock
Prospectus Supplement — January 18, 2013 to the Prospectus listed below, as supplemented
Variable Portfolio — Partners Small Cap Growth Fund	Prospectus Dated May 1, 2012

The "Principal Investment Strategies of the Fund" in the Summary of the Fund is superseded and replaced as follows:

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included in the Index was $27 million to $4.6 billion as of December 31, 2012. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.

VP - Partners Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst11_SupplementTextBlock
Prospectus Supplement — January 18, 2013 to the Prospectus listed below, as supplemented
Variable Portfolio — Partners Small Cap Growth Fund	Prospectus Dated May 1, 2012

The "Principal Investment Strategies of the Fund" in the Summary of the Fund is superseded and replaced as follows:

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included in the Index was $27 million to $4.6 billion as of December 31, 2012. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included in the Index was $27 million to $4.6 billion as of December 31, 2012. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jan 18, 2013